Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,973,968	$ 1,941,667
Due from affiliates, current	5,230	9,908
Cash and cash equivalents	511,888	391,464	$ 206,926	$ 70,562
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 4,841	10,198
Number of Operating Segments | segment	2
Operating Segments | Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,416,789	1,508,113
Operating Segments | Marines Services and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	40,061	32,182
Segment Reconciling Items
Segment Reporting, Asset Reconciling Item [Line Items]
Due from affiliates, current	5,230	9,908
Cash and cash equivalents	$ 511,888	$ 391,464